Average Annual Total Returns - Tax Exempt Cash Managed Shares - DWS Tax-Exempt Portfolio - Tax-Exempt Cash Managed Shares	Class Inception	1 Year	5 Years	10 Years
Total	Nov. 17, 1999	0.38%	0.65%	0.34%